Revenue	12 Months Ended
Dec. 31, 2023
Revenue [Abstract]
Revenue
26.	Revenue

	Year ended	Year ended	Year ended
	December 31, 2023	December 31, 2022	December 31, 2021
Revenue from contracts with customers
Hardware sales
Government
-Video IoT	$-	$14,409	$5,992
-Security Convergence	-	283,755	3,630
Non-Government
-Video IoT	-	1,049,628	3,816,489
-Security Convergence	62,363	4,188,370	1,054,116
Software sales
Government
-Video IoT	-	109,322	-
-Security Convergence	-	138,421	70,413
Non-Government
-Video IoT	87,306	1,715,532	16,063,123
-Security Convergence	-	2,623,567	5,319,077
Service revenue
Government
-Video IoT	2,266,495	4,323,111	7,842,465
-Security Convergence	61,375,512	5,330,279	5,356,881
Non-Government
-Video IoT	551,519	2,486,385	2,459,435
-Security Convergence	351,796	146,029	251,242
	$64,694,991	$22,408,808	$42,242,863

a)	Disaggregation of revenue from contracts with customers

The Group derives revenue from the transfer of goods and services over time and at a point in time in the following major products lines and all revenue took place mainly in Asia and MENA region:

Year ended December 31, 2023	Hardware	Software	Service	Total
Total revenue streams	$101,702	$173,123	$76,157,234	$76,432,059
Inter-revenue streams	(39,339)	(85,817)	(11,611,912)	(11,737,068)
Revenue from external
customer contracts	$62,363	$87,306	$64,545,322	$64,694,991
Timing of revenue recognition
At a point in time	$62,363	$87,306	$-	$149,669
Over time	-	-	64,545,322	64,545,322
	$62,363	$87,306	$64,545,322	$64,694,991

Year ended December 31, 2022	Hardware	Software	Service	Total
Total revenue streams	$5,690,577	$4,586,842	$13,107,708	$23,385,127
Inter-revenue streams	(154,415)	-	(821,904)	(976,319)
Revenue from external
customer contracts	$5,536,162	$4,586,842	$12,285,804	$22,408,808
Timing of revenue recognition
At a point in time	$5,536,162	$4,586,842	$-	$10,123,004
Over time	-	-	12,285,804	12,285,804
	$5,536,162	$4,586,842	$12,285,804	$22,408,808

Year ended December 31, 2021	Hardware	Software	Service	Total
Total revenue streams	$5,236,331	$22,654,095	$15,933,436	$43,823,862
Inter-revenue streams	(356,104)	(1,201,482)	(23,413)	(1,580,999)
Revenue from external
customer contracts	$4,880,227	$21,452,613	$15,910,023	$42,242,863
Timing of revenue recognition
At a point in time	$4,880,227	$21,452,613	$-	$26,332,840
Over time	-	-	15,910,023	15,910,023
	$4,880,227	$21,452,613	$15,910,023	$42,242,863

b)	Contract assets and liabilities

The Group has recognized the following revenue-related contract assets and liabilities:

	December 31, 2023	December 31, 2022
Contract assets:
Contract assets relating to service contracts	$34,213,379	$725,441
Contract liabilities:
Contract liabilities relating to service contracts	$107,603	$58,475

As of January 1, 2022, the balance of contract assets and liabilities relating to service contract was $1,639,893 and $20,194, respectively.

Revenue recognized that was included in the contract liability balance at the beginning of the year:

	Year ended December 31, 2023	Year ended December 31, 2022
Revenue recognized that was included in the contract liability balance at the beginning of the year
Service revenue	$58,475	$20,194

c)	Significant changes in contract assets

The increase in contract assets during the years ended December 31, 2023 was attributed to progress of projects towards contract activities.

d)	Unfulfilled long-term contracts

Aggregate amount of the transaction price allocated to long-term service contracts that are partially or fully unsatisfied as of December 31, 2023 and 2022, amounting to $241,795,928 and $6,627,577, respectively based on the currency conversion rate as of December 31, 2023 and 2022, respectively. During the year ended December 31, 2023, the Company entered into a significant firm-fixed price contract for building a secure governmental air-gapped network for the Government of Egypt (“GoE”) (“Egypt Contract”), denominated in EGP, includes revenues of approximately EGP 8.4 billion ($272 million, based on the exchange rate as of December 31, 2023).

Management expects that the transaction price allocated to the unsatisfied contracts as of December 31, 2023 and 2022, will be recognized as revenue from 2024 to 2027 and from year 2023 to 2027, respectively. Except for the abovementioned contracts, all other service contracts are for periods of one year or less or are billed based on the amount of time incurred.